Other information about investments - Subsidiaries - Eni gas e luce, Power, Renewables (Details)	12 Months Ended
	Dec. 31, 2020 PKR (₨)	Dec. 31, 2020 KZT (₸)	Dec. 31, 2020 GBP (£)	Dec. 31, 2020 EGP (ج.م.)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 EUR (€)
Subsidiaries
Share capital						€ 4,005,000,000	€ 4,005,000,000
ENI SpA
Subsidiaries
Share capital						4,005,358,876	€ 4,005,358,876
Eni gas e luce | Italy | Subsidiaries One [Member]
Subsidiaries
Company name	Eni gas e luce SpA
Registered office	San Donato Milanese (MI)
Country of operation	Italy
Share capital						750,000,000
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Eni gas e luce | Italy | Subsidiaries One [Member] | ENI SpA
Subsidiaries
% Ownership	100.00%
Eni gas e luce | Italy | Subsidiaries Two [Member]
Subsidiaries
Company name	Evolvere Smart Srl
Registered office	Milan
Country of operation	Italy
Share capital						100,000
% Equity ratio	70.52%
Consolidation or valuation method	F.C.
Eni gas e luce | Italy | Subsidiaries Two [Member] | Evolvere Venture Spa [Member]
Subsidiaries
% Ownership	100.00%
Eni gas e luce | Italy | Subsidiaries Three [Member]
Subsidiaries
Company name	Evolvere SpA Società Benefit
Registered office	Milan
Country of operation	Italy
Share capital						1,130,000
% Equity ratio	70.52%
Consolidation or valuation method	F.C.
Eni gas e luce | Italy | Subsidiaries Three [Member] | Eni gas e luce SPA
Subsidiaries
% Ownership	70.52%
Eni gas e luce | Italy | Subsidiaries Three [Member] | Third parties
Subsidiaries
% Ownership	29.48%
Eni gas e luce | Italy | Subsidiaries Four [Member]
Subsidiaries
Company name	Evolvere Venture SpA
Registered office	Milan
Country of operation	Italy
Share capital						50,000
% Equity ratio	70.52%
Consolidation or valuation method	F.C.
Eni gas e luce | Italy | Subsidiaries Four [Member] | Evolvere SpA Soc Ben [Member]
Subsidiaries
% Ownership	100.00%
Eni gas e luce | Italy | Subsidiaries Five [Member]
Subsidiaries
Company name	SEA SpA
Registered office	L'Aquila
Country of operation	Italy
Share capital						100,000
% Equity ratio	60.00%
Consolidation or valuation method	F.C.
Eni gas e luce | Italy | Subsidiaries Five [Member] | Eni gas e luce SPA
Subsidiaries
% Ownership	60.00%
Eni gas e luce | Italy | Subsidiaries Five [Member] | Third parties
Subsidiaries
% Ownership	40.00%
Eni gas e luce | Foreign (outside Italy) | Subsidiaries Six [Member]
Subsidiaries
Company name	Adriaplin Podjetje za distribucijo zemeljskega plina doo Ljubljana
Registered office	Ljubljana (Slovenia)
Country of operation	Slovenia
Share capital						12,956,935
% Equity ratio	51.00%
Consolidation or valuation method	F.C.
Eni gas e luce | Foreign (outside Italy) | Subsidiaries Six [Member] | Eni gas e luce SPA
Subsidiaries
% Ownership	51.00%
Eni gas e luce | Foreign (outside Italy) | Subsidiaries Six [Member] | Third parties
Subsidiaries
% Ownership	49.00%
Eni gas e luce | Foreign (outside Italy) | Subsidiaries Seven [Member]
Subsidiaries
Company name	Eni Gas & Power France SA
Registered office	Levallois Perret (France)
Country of operation	France
Share capital						29,937,600
% Equity ratio	99.87%
Consolidation or valuation method	F.C.
Eni gas e luce | Foreign (outside Italy) | Subsidiaries Seven [Member] | Eni gas e luce SPA
Subsidiaries
% Ownership	99.87%
Eni gas e luce | Foreign (outside Italy) | Subsidiaries Seven [Member] | Third parties
Subsidiaries
% Ownership	0.13%
Eni gas e luce | Foreign (outside Italy) | Subsidiaries Eight [Member]
Subsidiaries
Company name	Gas Supply Company Thessaloniki - Thessalia SA
Registered office	Thessaloniki (Greece)
Country of operation	Greece
Share capital						13,761,788
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Eni gas e luce | Foreign (outside Italy) | Subsidiaries Eight [Member] | Eni gas e luce SPA
Subsidiaries
% Ownership	100.00%
Power | Italy | Subsidiaries Nine [Member]
Subsidiaries
Company name	EniPower Mantova SpA
Registered office	San Donato Milanese (MI)
Country of operation	Italy
Share capital						144,000,000
% Equity ratio	86.50%
Consolidation or valuation method	F.C.
Power | Italy | Subsidiaries Nine [Member] | Third parties
Subsidiaries
% Ownership	13.50%
Power | Italy | Subsidiaries Nine [Member] | EniPower SpA
Subsidiaries
% Ownership	86.50%
Power | Italy | Subsidiaries Ten [Member]
Subsidiaries
Company name	EniPower SpA
Registered office	San Donato Milanese (MI)
Country of operation	Italy
Share capital						944,947,849
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Power | Italy | Subsidiaries Ten [Member] | ENI SpA
Subsidiaries
% Ownership	100.00%
Renewables | Italy | Subsidiaries Eleven [Member]
Subsidiaries
Company name	CGDB Enrico Srl
Registered office	San Donato Milanese (MI)
Country of operation	Italy
Share capital						10,000
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Renewables | Italy | Subsidiaries Eleven [Member] | Eni New Energy SpA [Member]
Subsidiaries
% Ownership	100.00%
Renewables | Italy | Subsidiaries Twelve [Member]
Subsidiaries
Company name	CGDB Laerte Srl
Registered office	San Donato Milanese (MI)
Country of operation	Italy
Share capital						10,000
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Renewables | Italy | Subsidiaries Twelve [Member] | Eni New Energy SpA [Member]
Subsidiaries
% Ownership	100.00%
Renewables | Italy | Subsidiaries Thirteen [Member]
Subsidiaries
Company name	Eni New Energy SpA
Registered office	San Donato Milanese (MI)
Country of operation	Italy
Share capital						9,296,000
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Renewables | Italy | Subsidiaries Thirteen [Member] | ENI SpA
Subsidiaries
% Ownership	100.00%
Renewables | Italy | Subsidiaries Fourteen [Member]
Subsidiaries
Company name	Wind Park Laterza Srl
Registered office	San Donato Milanese (MI)
Country of operation	Italy
Share capital						10,000
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Renewables | Italy | Subsidiaries Fourteen [Member] | Eni New Energy SpA [Member]
Subsidiaries
% Ownership	100.00%
Renewables | Foreign (outside Italy) | Subsidiaries Fifteen [Member]
Subsidiaries
Company name	Arm Wind Llp
Registered office	Nur-Sultan (Kazakhstan)
Country of operation	Kazakhstan
Share capital | ₸		₸ 7,963,200,000
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Renewables | Foreign (outside Italy) | Subsidiaries Fifteen [Member] | Eni Energy Solutions BV [Member]
Subsidiaries
% Ownership	100.00%
Renewables | Foreign (outside Italy) | Subsidiaries Sixteen [Member]
Subsidiaries
Company name	Eni Energy Solutions BV
Registered office	Amsterdam (Netherlands)
Country of operation	Netherlands
Share capital						€ 20,000
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Renewables | Foreign (outside Italy) | Subsidiaries Sixteen [Member] | Eni International BV
Subsidiaries
% Ownership	100.00%
Renewables | Foreign (outside Italy) | Subsidiaries Seventeen [Member]
Subsidiaries
Company name	Eni New Energy Egypt SAE
Registered office	Cairo (Egypt)
Country of operation	Egypt
Share capital | ج.م.				ج.م. 250,000
Consolidation or valuation method	Eq.
Renewables | Foreign (outside Italy) | Subsidiaries Seventeen [Member] | Eni International BV
Subsidiaries
% Ownership	99.98%
Renewables | Foreign (outside Italy) | Subsidiaries Seventeen [Member] | Ieoc Exploration BV [Member]
Subsidiaries
% Ownership	0.01%
Renewables | Foreign (outside Italy) | Subsidiaries Seventeen [Member] | Ieoc Production BV
Subsidiaries
% Ownership	0.01%
Renewables | Foreign (outside Italy) | Subsidiaries Eighteen [Member]
Subsidiaries
Company name	Eni New Energy Pakistan (Private) Ltd
Registered office	Saddar Town-Karachi (Pakistan)
Country of operation	Pakistan
Share capital | ₨	₨ 136,000,000
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Renewables | Foreign (outside Italy) | Subsidiaries Eighteen [Member] | Eni International BV
Subsidiaries
% Ownership	99.98%
Renewables | Foreign (outside Italy) | Subsidiaries Eighteen [Member] | Eni Oil Holdings BV
Subsidiaries
% Ownership	0.01%
Renewables | Foreign (outside Italy) | Subsidiaries Eighteen [Member] | Eni Pakistan Ltd (M) [Member]
Subsidiaries
% Ownership	0.01%
Renewables | Foreign (outside Italy) | Subsidiaries Nineteen [Member]
Subsidiaries
Company name	Eni New Energy US Inc
Registered office	Dover (USA)
Country of operation	USA
Share capital | $					$ 100
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Renewables | Foreign (outside Italy) | Subsidiaries Nineteen [Member] | Eni Petroleum Co Inc
Subsidiaries
% Ownership	100.00%
Renewables | Foreign (outside Italy) | Subsidiaries Twenty [Member]
Subsidiaries
Company name	Eni North Sea Wind Ltd
Registered office	London (United Kingdom)
Country of operation	United Kingdom
Share capital | £			£ 10,000
Consolidation or valuation method	Eq.
Renewables | Foreign (outside Italy) | Subsidiaries Twenty [Member] | Eni Energy Solutions BV [Member]
Subsidiaries
% Ownership	100.00%